Financing receivables	12 Months Ended
Mar. 31, 2014
Financing receivables

20. Financing receivables:

DOCOMO has financing receivables including installment receivables, credit card receivables and receivables due to transfers. Installment receivables arise from providing funds for the subscribers’ handset purchase from agent resellers. Credit card receivables arise from usage of credit services by the customers. Receivables due to transfers arise from selling DOCOMO’s “receivables for mobile communications services” to NTT FINANCE. These receivables generally do not bear interest.

DOCOMO appropriately extends credit to customers upon these transactions and manages credit risks. When entering into installment payment, credit card contracts, or the contract regarding transfers of receivables with NTT FINANCE, DOCOMO performs credit check and manages the credit exposure thereafter by monitoring payment delays. The amounts per transaction for handset purchases and credit card usage are generally low and the billing cycle is also short, generally one month. Therefore, DOCOMO is able to maintain accurate past due information on a timely basis. Most of those customers utilize automated payment system to make cash payments, which mitigates the risk of uncollected receivables significantly. Besides, in relation to receivables due to transfers, the billing cycle is short, or generally two month, therefore, DOCOMO is able to maintain accurate past due information on a timely basis and the risk of uncollected receivables is mitigated. Because of the nature of the business and its effective credit control system, DOCOMO believes that a credit risk in its business is low. As a result, historical losses of installment receivables and credit card receivables have not been significant. There have been no historical losses of receivables due to transfers.

Allowance for doubtful accounts is computed based on historical bad debt experience and the estimated uncollectible amount based on the analysis of certain individual accounts, including claims in bankruptcy. When it is determined that there is little possibility of collection based on the debtor’s solvency, such receivables are written off. Since DOCOMO appropriately extends credits, manages credit risks and writes off uncollectible receivables, the amount of past due receivables is not significant.

Financing receivables and related allowance for doubtful accounts as of March 31, 2013 and 2014 were as follows:

	Millions of yen
	2013
	Installment receivables	Credit card receivables	Receivables due to transfers	Other	Total
Allowance for doubtful accounts:
Balance as of March 31, 2012	¥6,107	¥3,327	¥—	¥396	¥9,830

Provision	785	1,303	—	86	2,174
Charge-offs	(3,306)	(2,250)	—	(21)	(5,577)
Other deductions*	(2,239)	—	—	—	(2,239)
Balance as of March 31, 2013	¥1,347	¥2,380	¥—	¥461	¥4,188

Ending balance: collectively evaluated for impairment	1,347	2,380	—	30	3,757
Ending balance: individually evaluated for impairment	—	—	—	431	431
Financing receivables:
Balance as of March 31, 2013	¥2,120	¥194,607	¥240,205	¥9,880	¥446,812

Ending balance: collectively evaluated for impairment	2,120	194,607	240,205	9,220	446,152
Ending balance: individually evaluated for impairment	—	—	—	660	660

*	The decrease in the balance of allowance for doubtful accounts due to reclassifications to receivables held for sale from installment receivables.

The cost of installment receivables and credit card receivables which were sold for the fiscal year ended March 31, 2013 were ¥268,778 million and ¥44,901 million, respectively. The balance of receivables held for sale as of March 31, 2013 which was reclassified from installment receivables and credit card receivables were ¥504,170 million and ¥4,864 million, respectively.

	Millions of yen
	2014
	Installment receivables	Credit card receivables	Receivables due to transfers	Other	Total
Allowance for doubtful accounts:
Balance as of March 31, 2013	¥1,347	¥2,380	¥—	¥461	¥4,188

Provision	—	1,260	—	4,319	5,579
Charge-offs	(1,144)	(1,496)	—	(13)	(2,653)
Balance as of March 31, 2014	¥203	¥2,144	¥—	¥4,767	¥7,114

Ending balance: collectively evaluated for impairment	203	2,144	—	359	2,706
Ending balance: individually evaluated for impairment	—	—	—	4,408	4,408
Financing receivables:
Balance as of March 31, 2014	¥462	¥220,979	¥248,732	¥20,073	¥490,246

Ending balance: collectively evaluated for impairment	462	220,979	248,732	15,500	485,673
Ending balance: individually evaluated for impairment	—	—	—	4,573	4,573

The cost of installment receivables and credit card receivables which were sold for the fiscal year ended March 31, 2014 were ¥504,827 million and ¥57,261 million, respectively. The balance of receivables held for sale as of March 31, 2014 which was reclassified from installment receivables and credit card receivables were ¥711,283 million and ¥4,691 million, respectively.